Derivative Instruments - Derivative Instruments, Gain (Loss) (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2014
SPL Interest Rate Derivatives [Member] | Derivative gain (loss), net [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative gain (loss), net		$ (2)	$ (6)	$ (42)
CQP Interest Rate Derivatives [Member] | Derivative gain (loss), net [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative gain (loss), net		6	12	0
Liquefaction Supply Derivatives [Member] | Cost of sales [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative gain (loss), net	[1],[2]	$ (24)	$ 42	$ 33

[1]	Does not include the realized value associated with derivative instruments that settle through physical delivery.
[2]	Fair value fluctuations associated with commodity derivative activities are classified and presented consistently with the item economically hedged and the nature and intent of the derivative instrument.